CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flows from Operating Activities:
Net income	$ 78,554	$ 14,747
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	49,675	47,537
Amortization of deferred dry-docking costs	3,568	2,632
Amortization of loan fees	580	596
Change in fair value of derivative instruments	(5,266)	(1,260)
Payments for dry-docking	(2,867)	(2,216)
(Increase) Decrease in:
Receivables	(26,389)	(7,304)
Inventories	(3,172)	342
Prepaid insurance and other	947	(295)
Increase (Decrease) in:
Payables	(2,545)	(20,143)
Accrued liabilities	8,545	1,181
Unearned revenue	(4,111)	(8,947)
Net Cash provided by Operating Activities	97,519	26,870
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(74,805)	(48,457)
Vessel acquisitions and/or improvements	(1,845)	(62,332)
Net Cash used in Investing Activities	(76,650)	(110,789)
Cash Flows from Financing Activities:
Proceeds from long-term debt	49,958	42,000
Financing costs	(827)	(390)
Payments of long-term debt	(63,869)	(59,837)
(Increase)/Decrease in restricted cash	3,278	1,379
Proceeds from stock issuance program, net	81,798	176,998
Cash dividends	(14,387)	(8,741)
Net Cash provided by Financing Activities	55,951	151,409
Net increase in cash and cash equivalents	76,820	67,490
Cash and cash equivalents at beginning of period	202,107	162,237
Cash and cash equivalents at end of period	$ 278,927	$ 229,727